Intangible Assets - Computer Software, Net - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Licensed computer software
Computer software
Amortization expense	$ 63,370	$ 51,247	$ 45,655
Software development costs
Computer software
Amortization expense	26,701	27,461	26,478
Technology
Computer software
Amortization expense	$ 34,758	$ 28,267	$ 26,217